Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES
TOTAL REVENUES		$ 1,348,084	$ 2,309,218	$ 2,489,995
COST OF REVENUES		772,976	691,984	547,630
GROSS PROFIT		575,108	1,617,234	1,942,365
OPERATING EXPENSES
Selling and marketing expenses		4,059,748	645,687
Staff costs and employee benefits		1,328,659	298,081	227,042
Rental and office expenses		90,840	107,176	109,947
Legal and professional fees		1,264,203	623,739	374,594
Depreciation		29,022	28,996	28,900
Provision of (reversal of) expected credit losses		(18,202)	311,539	13,864
Others		144,804	58,646	4,581
TOTAL OPERATING EXPENSES		6,899,074	2,073,864	758,928
INCOME (LOSS) FROM OPERATIONS		(6,323,966)	(456,630)	1,183,437
OTHER INCOME (EXPENSE)
Interest income		792	1,826	748
Interest expense		(12,437)	(17,111)	(17,383)
Investment gain (loss)		(229)	532	337
Government subsidies			17,090	1,533
Foreign exchange		(11,668)	(30,813)
Other (expense) income		(9,416)	362	(33)
TOTAL OTHER EXPENSE, NET		(32,958)	(28,114)	(14,798)
INCOME (LOSS) BEFORE INCOME TAX		(6,356,924)	(484,744)	1,168,639
INCOME TAX (EXPENSES) CREDIT		(965,881)	53,200	(231,030)
NET INCOME (LOSS)		(7,322,805)	(431,544)	937,609
OTHER COMPREHENSIVE INCOME
Total foreign currency translation adjustment		(14,905)	7,818	3,542
TOTAL COMPREHENSIVE INCOME (LOSS)		$ (7,337,710)	$ (423,726)	$ 941,151
EARNINGS (LOSS) PER SHARE
Basic (in Dollars per share)	[1]	$ (4.734)	$ (1.063)	$ 2.344
Diluted (in Dollars per share)	[1]	$ (4.734)	$ (1.063)	$ 2.344
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	[1]	1,546,889	406,095	400,000
Diluted (in Shares)	[1]	1,546,889	406,095	400,000
Customized software solutions
REVENUES
TOTAL REVENUES		$ 640,722	$ 1,119,210	$ 1,813,678
White label software
REVENUES
TOTAL REVENUES		486,804	748,770	382,527
Subscription services
REVENUES
TOTAL REVENUES		$ 220,558	$ 441,238	$ 293,790

[1]	Giving retroactive effect to (i) a share re-designation of 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares on August 7, 2025 and reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares on 1-for-50 basis, which became effective on March 6, 2026.